Short-Term Bank Loans, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Short-term bank loans	$ 7,472,530
Less unamortized financing cost	(159,111)
Short-term bank loans less unamortized financing cost	$ 7,472,530
Tianshan Rural Commercial Bank [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd.
Bank name	Tianshan Rural Commercial Bank
Fixed annual interest rate	10.00%
Short term debt, Terms	From January 7, 2016 to January 6 , 2017
Short-term bank loans	$ 1,439,932
Tianshan Rural Commercial Bank One [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Changhe Financing Guarantee Co., Ltd.
Bank name	Tianshan Rural Commercial Bank
Fixed annual interest rate	10.00%
Short term debt, Terms	From August 9, 2016 to August 8, 2017
Short-term bank loans	$ 1,439,932
Bank of Urumqi Co., Ltd [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Changhe Financing Guarantee Co., Ltd.
Bank name	Bank of Urumqi Co., Ltd
Fixed annual interest rate	10.00%
Short term debt, Terms	From July 13, 2016 to July 13, 2017
Short-term bank loans	$ 1,439,932
Shanghai Pudong Development Bank [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Changhe Financing Guarantee Co., Ltd.
Bank name	Shanghai Pudong Development Bank
Fixed annual interest rate	7.00%
Short term debt, Terms	From December 22, 2016 to December 21, 2017
Short-term bank loans	$ 3,311,845